PROPERTY, PLANT AND EQUIPMENT - Balances (Details) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	$ 605,576,545	$ 722,718,863	$ 710,770,968	$ 659,750,499
Construction in progress
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	34,194,083	27,290,581	26,048,670	84,118,716
Land
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	94,321,726	104,196,754	100,479,196	96,990,155
Buildings
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	180,916,878	211,973,775	214,160,351	162,385,848
Plant and equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	145,790,203	185,353,224	207,403,985	155,833,080
Information technology equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	4,878,307	5,001,845	5,184,721	4,627,325
Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	59,142	70,021	32,177	7,415
Rights of use
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	21,337,277	32,243,832
Other Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	90,020,253	114,784,403	$ 114,606,098	$ 106,934,818
Bottles
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	30,275,255	44,071,742
Marketing and promotional assets
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	44,106,959	57,442,154
Other Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	15,638,039	13,270,507
Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	1,398,055,414	1,620,343,050
Gross carrying amount | Construction in progress
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	34,194,083	27,290,581
Gross carrying amount | Land
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	94,321,726	104,196,754
Gross carrying amount | Buildings
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	266,921,167	299,282,674
Gross carrying amount | Plant and equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	515,395,328	571,154,695
Gross carrying amount | Information technology equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	24,323,557	23,912,963
Gross carrying amount | Fixed installations and accessories
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	45,558,495	46,062,659
Gross carrying amount | Vehicles
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	45,808,748	55,128,493
Gross carrying amount | Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	203,164	214,886
Gross carrying amount | Rights of use
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	56,726,206	40,498,400
Gross carrying amount | Other Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	314,602,940	452,600,945
Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(792,478,869)	(897,624,187)
Accumulated depreciation | Buildings
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(86,004,289)	(87,308,899)
Accumulated depreciation | Plant and equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(369,605,125)	(385,801,471)
Accumulated depreciation | Information technology equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(19,445,250)	(18,911,118)
Accumulated depreciation | Fixed installations and accessories
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(27,910,603)	(26,219,378)
Accumulated depreciation | Vehicles
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(29,397,964)	(33,167,346)
Accumulated depreciation | Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(144,022)	(144,865)
Accumulated depreciation | Rights of use
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(35,388,929)	(8,254,568)
Accumulated depreciation | Other Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	$ (224,582,687)	$ (337,816,542)